Financial Instruments Schedule of Derivative Fair Values (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	$ 255	$ 757
Derivative liability, fair value, gross liability	119	219
Foreign exchange contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	7	51
Derivative liability, fair value, gross liability	20	26
Foreign exchange contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	6	5
Derivative liability, fair value, gross liability	3	42
Cross-currency contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	200	139
Derivative liability, fair value, gross liability	88	3
Cross-currency contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset		557
Derivative liability, fair value, gross liability		119
Commodity contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	42	5
Derivative liability, fair value, gross liability	8	29
Level 1
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	42	5
Derivative liability, fair value, gross liability	6	27
Level 1 | Foreign exchange contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	0	0
Level 1 | Foreign exchange contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	0	0
Level 1 | Cross-currency contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	0	0
Level 1 | Cross-currency contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset		0
Derivative liability, fair value, gross liability		0
Level 1 | Commodity contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	42	5
Derivative liability, fair value, gross liability	6	27
Level 2
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	213	752
Derivative liability, fair value, gross liability	113	192
Level 2 | Foreign exchange contracts | Other current assets
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	12
Level 2 | Foreign exchange contracts | Other non-current assets
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	1
Level 2 | Foreign exchange contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	7	51
Derivative liability, fair value, gross liability	20	26
Level 2 | Foreign exchange contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	6	5
Derivative liability, fair value, gross liability	3	42
Level 2 | Cross-currency contracts | Other current assets
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset		557
Level 2 | Cross-currency contracts | Other non-current assets
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset		139
Level 2 | Cross-currency contracts | Other current liabilities
Derivatives Fair Value [Line Items]
Derivative liability, fair value, gross liability		119
Level 2 | Cross-currency contracts | Other non-current liabilities
Derivatives Fair Value [Line Items]
Derivative liability, fair value, gross liability		3
Level 2 | Cross-currency contracts | Designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	200	139
Derivative liability, fair value, gross liability	88	3
Level 2 | Cross-currency contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset		557
Derivative liability, fair value, gross liability		119
Level 2 | Commodity contracts | Not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative asset, fair value, gross asset	0	0
Derivative liability, fair value, gross liability	$ 2	$ 2